SHARE CAPITAL - Disclosure of detailed information about outstanding PSUs (Details) - PSUs	12 Months Ended
	Aug. 31, 2022 shares	Aug. 31, 2022 Share	Aug. 31, 2021 shares	Aug. 31, 2021 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance (in shares)		471,847
Granted (in shares)		188,273
Exercised (in shares)	(74,331)	(74,331)	(1,858)	(1,858,000)
Cancelled / Forfeited		(320,918)
Outstanding, Ending balance (in shares)		264,871		471,847